N-2 - $ / shares	Nov. 26, 2024	Oct. 29, 2024
Cover [Abstract]
Entity Central Index Key	0001222922
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Eaton Vance Limited Duration Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

Shareholders as of the close of business on the record date of October 29, 2024, are entitled to attend and vote at the Annual Meeting. All properly executed proxies received prior to the Annual Meeting will be voted at the Annual Meeting. Each proxy will be voted in accordance with its instructions; if no instruction is given, an executed proxy will authorize the persons named on the respective proxy card enclosed as proxies, or any of them, to vote FOR the election of each Trustee. An executed proxy delivered to a Fund is revocable by the person giving it, prior to its exercise, by a signed writing filed with the Fund’s Secretary, by executing and delivering a later dated proxy, or by attending the Annual Meeting and voting the shares at the Annual Meeting. Merely attending the Annual Meeting will not revoke a previously executed proxy. If you hold Fund shares through an intermediary (such as a broker, bank, adviser or custodian), please consult with the intermediary regarding your ability to revoke voting instructions after they have been provided.

If you are a record holder of Fund shares and plan to attend the Annual Meeting, you must show a valid photo identification (such as a driver’s license) to gain admission to the Annual Meeting. Please call 1-800-262-1122 for information on how to obtain directions to be able to attend and vote at the Annual Meeting.

If you hold Fund shares through an intermediary and plan to attend and vote at the Annual Meeting, you will be required to show a valid photo identification and your authority to vote your shares (referred to as a “legal proxy”) to gain admission to the Annual Meeting. As described above, you must contact your intermediary to obtain a legal proxy for your shares.

PROPOSAL 1. ELECTION OF TRUSTEES

Each Fund’s Agreement and Declaration of Trust provides that a majority of the Trustees shall fix the number of the entire Board and that such number shall be at least two and no greater than fifteen. Each Board has fixed the number of Trustees at ten. Under the terms of each Fund’s Agreement and Declaration of Trust, the Board of Trustees is divided into three classes, each class having a term of three years to expire on the date of the third Annual Meeting following its election.

Proxies will be voted for the election of the following nominees:

a.	For Limited Duration Income Fund, three Class I Trustees, Cynthia E. Frost, Valerie A. Mosley, and Scott E. Wennerholm, to be elected by the holders of the Fund’s Common Shares and APS, voting together as a single class; and:
b.	For National Municipal Opportunities Trust, three Class I Trustees, Valerie A. Mosley, Susan J. Sutherland, and Scott E. Wennerholm, to be elected by the shareholders of the Fund’s Common Shares.

The Board of Trustees recommends that shareholders vote FOR the election of the Trustee nominees of each Fund.

Each nominee is currently serving as a Trustee of his or her respective Fund and has consented to continue to so serve. In the event that a nominee is unable to serve for any reason (which is not now expected) when the election occurs, the accompanying proxy will be voted for such other person or persons as the Board of Trustees may recommend. Election of Trustees is non-cumulative. Shareholders do not have appraisal rights in connection with the proposal in this proxy statement.

Each nominee shall be elected by the affirmative vote of a plurality of the shares of the Fund entitled to vote. Proxies cannot be voted for a greater number of persons than the number of nominees named. No nominee is a party adverse to his or her respective Fund or any of its affiliates in any material pending legal proceeding, nor does any nominee have an interest materially adverse to such Fund.

Under the terms of Limited Duration Income Fund’s Amended and Restated By-Laws, as amended, the holders of the APS are entitled as a class, to the exclusion of the holders of the Common Shares, to elect two Trustees of the Fund. There are no Trustees nominated for election by holders of Limited Duration Income Fund’s APS at this meeting. Limited Duration Income Fund’s Amended and Restated By-Laws further provide for the election of the nominees named above by the holders of the Common Shares and the APS, voting together as a single class.

Outstanding Securities [Table Text Block]
Fund	No. of Common Shares Outstanding on October 29, 2024	No. of APS Outstanding on October 29, 2024
Limited Duration Income Fund	116,203,460	8,640
National Municipal Opportunities Trust	15,624,921	N/A

Common Shares Limited Duration Income Fund [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference		$ 25,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Limited Duration Income Fund
Outstanding Security, Authorized [Shares]		116,203,460
Common Shares National Municipal Opportunities Trust [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		National Municipal Opportunities Trust
Outstanding Security, Authorized [Shares]		15,624,921